Risk information - Gross exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Gross exposure	kr 426.9	kr 420.5
Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	122.8	90.8
Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	11.5	17.8
Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure	5.1	6.3
Public sector entity
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	1.0
Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	49.7	51.1
Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	237.8	253.5
Equity exposures
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.0
Middle East/Africa/Turkey
Disclosure of credit risk exposure [line items]
Gross exposure	63.0	43.4
Middle East/Africa/Turkey | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	49.4	26.2
Middle East/Africa/Turkey | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	1.8	0.9
Middle East/Africa/Turkey | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	11.8	16.3
Asia excl. Japan
Disclosure of credit risk exposure [line items]
Gross exposure	3.4	4.8
Asia excl. Japan | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	0.8	1.7
Asia excl. Japan | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure	0.8	0.6
Asia excl. Japan | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	1.8	2.5
Japan
Disclosure of credit risk exposure [line items]
Gross exposure	2.0	0.8
Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	2.0	0.8
North America
Disclosure of credit risk exposure [line items]
Gross exposure	41.2	58.5
North America | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure		0.6
North America | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	2.9	1.7
North America | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	38.3	56.2
Latin America
Disclosure of credit risk exposure [line items]
Gross exposure	52.9	55.0
Latin America | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	42.0	44.3
Latin America | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	10.9	10.7
Sweden
Disclosure of credit risk exposure [line items]
Gross exposure	170.2	177.9
Sweden | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	19.9	13.9
Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	8.6	15.3
Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	15.5	17.7
Sweden | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	126.3	131.0
Sweden | Equity exposures
Disclosure of credit risk exposure [line items]
Gross exposure		0.0
Western Europe excl. Sweden
Disclosure of credit risk exposure [line items]
Gross exposure	68.1	55.1
Western Europe excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	10.7	4.7
Western Europe excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	1.1	1.5
Western Europe excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure	4.4	5.1
Western Europe excl. Sweden | Public sector entity
Disclosure of credit risk exposure [line items]
Gross exposure		1.0
Western Europe excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	8.4	9.8
Western Europe excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	43.6	33.0
Central and Eastern Europe
Disclosure of credit risk exposure [line items]
Gross exposure	26.0	25.0
Central and Eastern Europe | Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.1
Central and Eastern Europe | Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	20.9	21.1
Central and Eastern Europe | Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	kr 5.1	kr 3.8